Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term of option (in years)	4.0	4.0	4.0
Expected volatility	36.44%	38.00%	40.08%
Dividend yield	3.16%	2.53%	3.51%
Risk-free interest rate	0.44%	0.45%	0.64%